Group Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Assets
Intangible assets	£ 94,700	£ 95,562	£ 122,126
Property, plant and equipment	4,427	4,583	4,521
Investments in associates and joint ventures	1,937	1,970	2,061
Retirement benefit assets	940	956	1,027
Deferred tax assets	953	911	720
Trade and other receivables	318	321	284
Investments held at fair value	122	118	111
Derivative financial instruments	100	109	130
Total non-current assets	103,497	104,530	130,980
Inventories	5,334	4,938	5,634
Income tax receivable	100	172	160
Trade and other receivables	3,637	3,621	4,219
Investments held at fair value	696	601	451
Derivative financial instruments	159	181	413
Cash and cash equivalents	5,934	4,659	3,681
Total current assets other than non-current assets classified as held for sale	15,860	14,172	14,558
Assets classified as held-for-sale	12	14	534
Total current assets	15,872	14,186	15,092
Total assets	119,369	118,716	146,072
Equity – capital and reserves
Share capital	589	614	614
Share premium, capital redemption and merger reserves	26,659	26,630	26,629
Other reserves	(847)	(894)	(1,721)
Retained earnings	26,025	24,531	45,591
In respect of assets held-for-sale	0	0	(500)
Owners of the parent	52,426	50,881	70,613
Perpetual hybrid bonds	1,685	1,685	1,685
Non-controlling interests	358	368	330
Total equity	54,469	52,934	72,628
Liabilities
Non-current borrowings	32,852	35,406	37,140
Retirement benefit liabilities	852	881	881
Deferred tax liabilities	11,878	12,192	17,389
Other provisions for liabilities	271	531	469
Trade and other payables	788	893	944
Derivative financial instruments	217	206	430
Total non-current liabilities	46,858	50,109	57,253
Current borrowings	7,306	4,324	5,029
Income tax payable	1,184	992	905
Other provisions for liabilities	416	468	483
Trade and other payables	9,017	9,700	9,217
Derivative financial instruments	119	189	251
Current liabilities other than liabilities included in disposal groups classified as held for sale	18,042	15,673	15,885
Liabilities associated with assets classified as held-for-sale	0	0	306
Total current liabilities	18,042	15,673	16,191
Total equity and liabilities	£ 119,369	£ 118,716	£ 146,072